SEGMENT INFORMATION AND GEOGRAPHIC DATA	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION AND GEOGRAPHIC DATA

NOTE 18 — SEGMENT INFORMATION AND GEOGRAPHIC DATA

In September 2026, we announced changes in our segment reporting structure. We have recast certain previously reported amounts to conform to the way we internally manage and monitor our business. Refer to Note 1 – Accounting Policies for further information.

In its operation of the business, management, including our CODM, who is also our Chief Executive Officer, reviews certain financial information, including segmented internal profit and loss statements. The primary profitability measure used by the CODM to review segment operating results is operating income. The CODM uses operating income to allocate resources during our annual planning process and throughout the year, as well as to assess the performance of our segments, primarily by monitoring actual results compared to prior periods and expected results. During the periods presented, we reported our financial performance based on the following two segments: Agents and Infra, and Devices and Consumer.

Our reportable segments are described below.

Agents and Infra

Our Agents and Infra segment brings together our applications and agents, our multi-model system, and Azure infrastructure. This segment primarily comprises:

•
Azure, comprising consumption-based services across non-GPU workloads, including compute, data and analytics, storage, networking, and security; and GPU workloads, including GPU infrastructure-as-a-service and Foundry.
•
Microsoft 365 cloud, including Microsoft 365 commercial cloud, comprising Microsoft 365 commercial subscriptions and services, GitHub cloud and other cloud-based developer services, Microsoft 365 Copilot, GitHub Copilot, and security offerings including Agent 365 and Security Copilot; and Microsoft 365 consumer cloud.
•
Productivity and server licensing, including Server products, comprising SQL Server, Windows Server, Visual Studio, System Center, related Client Access Licenses, and other on-premises offerings; Microsoft 365 commercial products, comprising Windows commercial on-premises and Office licensed on-premises; and Microsoft 365 consumer products, comprising Office licensed on-premises.
•
Industry solutions, including Industry solutions cloud, comprising LinkedIn Talent Solutions and Sales Solutions, Dynamics 365 (including a set of intelligent, cloud-based applications across ERP, CRM, Service, Power Apps, and Power Automate), and Healthcare and Life Sciences cloud; and Industry solutions products, comprising the on-premises portion of these businesses.
•
Frontier and support services, including Customer Success Support (formerly Enterprise Support Services), Frontier Company, Microsoft Partner Network, and Learning Experience.

Devices and Consumer

Our Devices and Consumer segment consists of products and services that put customers at the center of the experience with our technology. This segment primarily comprises:

•
Search and advertising, including Bing, Microsoft Edge, LinkedIn Marketing Solutions and Premium Subscriptions, third-party affiliates, and MSN.
•
XBOX, including XBOX content and services, comprising first- and third-party content (including games and in-game content), XBOX Game Pass and other subscriptions, XBOX Cloud Gaming, advertising, and other cloud services; and XBOX hardware.
•
Windows OEM and devices, comprising Windows Pro and non-Pro licenses sold through the OEM channel, first-party devices (including Surface and PC accessories), and related Windows offerings beyond OEM licensing.

Revenue and costs are generally directly attributed to our segments. However, due to the integrated structure of our business, certain revenue recognized and costs incurred by one segment may benefit other segments. Revenue from certain contracts is allocated among the segments based on the relative value of the underlying products and services, which can include allocation based on actual prices charged, prices when sold separately, or estimated costs plus a profit margin. Cost of revenue is allocated in certain cases based on a relative revenue methodology. Operating expenses that are allocated primarily include those relating to our investments in AI infrastructure and training, as well as marketing of products and services, from which multiple segments benefit and are generally allocated based on relative gross margin.

In addition, certain costs are incurred at a corporate level and allocated to our segments. These allocated costs generally include legal, including settlements and fines, information technology, human resources, finance, excise taxes, field selling, shared facilities services, customer service and support, and severance incurred as part of a corporate program. Each allocation is measured differently based on the specific facts and circumstances of the costs being allocated and is generally based on relative gross margin or relative headcount.

Segment revenue, cost of revenue, operating expenses, and operating income were as follows during the periods presented:

(In millions)

Year Ended June 30,	2026	2025	2024

Agents and Infra

Revenue	$268,127	$218,783	$186,910
Cost of revenue	81,417	61,292	48,104
Operating expenses	50,345	46,677	44,344

Operating income	$136,365	$110,814	$94,462

Devices and Consumer

Revenue	$63,712	$62,941	$58,212
Cost of revenue	24,957	26,539	26,010
Operating expenses	19,883	18,688	17,231

Operating income	$18,872	$17,714	$14,971

Total

Revenue	$331,839	$281,724	$245,122
Cost of revenue	106,374	87,831	74,114
Operating expenses	70,228	65,365	61,575

Operating income	$155,237	$128,528	$109,433

No sales to an individual customer or country other than the United States accounted for more than 10% of revenue for fiscal years 2026, 2025, or 2024. Revenue, classified by the major geographic areas in which our customers were located, was as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

United States (a)	$170,794	$144,546	$124,704
Other countries	161,045	137,178	120,418

Total	$331,839	$281,724	$245,122

(a)
Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue, classified by significant product and service offerings, was as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Azure	$101,938	$72,610	$54,070
Microsoft 365 cloud	100,299	84,605	73,457
Productivity and server licensing	37,285	35,391	34,976
Search and advertising	24,835	22,171	19,679
XBOX	21,790	23,455	21,503
Industry solutions	20,345	18,417	16,813
Windows OEM and devices	17,087	17,315	17,030
Frontier and support services	8,260	7,760	7,594

Total	$331,839	$281,724	$245,122

Our Microsoft Cloud revenue, which includes Azure, Microsoft 365 commercial cloud, and Industry solutions cloud, was $214.4 billion, $168.9 billion, and $137.7 billion in fiscal years 2026, 2025, and 2024, respectively.

Assets are not allocated to segments for internal reporting presentations. A portion of amortization and depreciation is included with various other costs in an overhead allocation to each segment. It is impracticable for us to separately identify the amount of amortization and depreciation by segment that is included in the measure of segment profit or loss.

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2026	2025	2024

United States	$300,354	$230,069	$186,106
Other countries	175,159	141,833	115,263

Total	$475,513	$371,902	$301,369